Summary of Warrants and Share Options (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 536,219	$ 533,651	$ 225,318	$ (141)
Equity component of convertible debentures issued for cash, net of taxes		12,270
Underwriters' fees and issuance costs				(5,570)
Exercise of Ely Warrants			856	39
Share-based compensation - share options	845	1,405	1,551	2,199
Balance	533,651	520,950	536,219	225,318
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Balance	8,292	8,292	9,205	0
Common share purchase warrants issued to for cash				7,045
Underwriters' fees and issuance costs				(416)
Ely Warrants recognized in equity				2,603
Exercise of Ely Warrants			(913)	(27)
Balance	8,292	8,292	8,292	9,205
Share Based Awards [member]
IfrsStatementLineItems [Line Items]
Balance	13,082	14,128	2,199	0
Vesting of RSUs		(826)
Exercise of share options - Golden Valley Abitibi Royalties Ltd		(1,823)
Share options issued to replace Golden Valley's share options			8,991
Share-based compensation - share options	845	1,405	1,551	2,199
Share-based compensation - RSUs	201	1,318	341
Balance	14,128	14,202	13,082	2,199
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Balance				0
Equity component of convertible debentures issued for cash, net of taxes		12,270
Transaction Fees and Issuance Costs		(538)
Balance		11,732
Other reserves [member]
IfrsStatementLineItems [Line Items]
Balance	21,374	22,420	11,404	0
Vesting of RSUs		(826)
Exercise of share options - Golden Valley Abitibi Royalties Ltd		(1,823)
Equity component of convertible debentures issued for cash, net of taxes		12,270
Common share purchase warrants issued to for cash				7,045
Underwriters' fees and issuance costs				(416)
Ely Warrants recognized in equity				2,603
Exercise of Ely Warrants			(913)	(27)
Share options issued to replace Golden Valley's share options			8,991
Transaction Fees and Issuance Costs		(538)
Share-based compensation - share options	845	1,405	1,551	2,199
Share-based compensation - RSUs	201	1,318	341
Balance	$ 22,420	$ 34,226	$ 21,374	$ 11,404